Deferred Exploration and Evaluation Expenditure - Schedule of Exploration and Evaluation Phases (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Schedule of Exploration and Evaluation Phases [Abstract]
Balance at beginning of year	$ 39,712,591	$ 35,213,542
Expenditure incurred	691,720	1,040,142
Foreign exchange movement	(4,321)	3,458,907
Balance at end of year	$ 40,399,990	$ 39,712,591